Annual Fund Operating Expenses - Invesco BulletShares 2031 Corporate Bond ETF - ETF	Sep. 08, 2021
Operating Expenses:
Management Fees	0.10%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.